JPMORGAN TRUST IV

J.P. Morgan Income Funds

JPMorgan Preferred and Income Securities Fund

(the “Fund”)

(All Share Classes)

Supplement dated November 1, 2023

to the Prospectuses and Statement of Additional Information,

all dated July 1, 2023, as supplemented

Effective immediately, all references to the Fund in the Prospectuses and Statement of Additional Information are hereby deleted in their entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-PIS-1123